Significant Transactions - Schedule of Business Acquisitions, by Acquisition (Details) - OneMain [Member] - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2016	Oct. 31, 2015	Dec. 31, 2016
Business Acquisition [Line Items]
Cash consideration	$ 4,455
Cash and cash equivalents	958		$ 958
Investment securities	1,294		1,294
Personal loans	8,795		8,795
Intangibles	558		558
Other assets	244		244
Long-term debt	(7,725)		(7,725)
Unearned premium, insurance policy and claims reserves	(936)		(936)
Other liabilities	(155)		(155)
Goodwill	$ 1,422		1,422
Cash consideration			(23)
Personal loans			(6)
Intangibles			3
Other assets			(3)
Other liabilities			1
Discount on purchased credit impaired finance receivables, adjustment			64
Premium on purchase finance receivables, adjustment			$ 58
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Cash consideration		$ 4,478
Cash and cash equivalents		958
Investment securities		1,294
Personal loans		8,801
Intangibles		555
Other assets		247
Long-term debt		(7,725)
Unearned premium, insurance policy and claims reserves		(936)
Other liabilities		(156)
Goodwill		$ 1,440